Securities (Tables)	12 Months Ended
Dec. 31, 2023
Securities
Amortized Costs Gross Unrealized Gains And Losses And Fair Value Of Investments [Table Text Block]

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2023:
U.S. government agencies	$45,000	$—	$(732)	$44,268
Subordinated notes	29,013	—	(4,713)	24,300
State and municipal obligations	177,670	2,264	(5,742)	174,192
Total debt securities	$251,683	$2,264	$(11,187)	$242,760
Available-for-sale Securities:
December 31, 2022:
U.S. government agencies	$45,000	$—	$(968)	$44,032
Subordinated notes	31,160	—	(3,066)	28,094
State and municipal obligations	152,447	459	(7,408)	145,498
Total debt securities	$228,607	$459	$(11,442)	$217,624

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity

The amortized cost and fair value of available-for-sale securities at December 31, 2023, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In thousands)
Less than one year	$15,000	$14,869
One to five years	30,597	29,937
Five to ten years	32,930	28,234
Over ten years	173,156	169,720
Totals	$251,683	$242,760

Schedule of investments' gross unrealized losses and fair value, aggregated by investment category and length of time

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$44,268	$(732)	$44,268	$(732)
Subordinated notes	3,717	(799)	20,583	(3,914)	24,300	(4,713)
State and municipal obligations	3,365	(12)	51,163	(5,730)	54,528	(5,742)
Total temporarily impaired securities	$7,082	$(811)	$116,014	$(10,376)	$123,096	$(11,187)

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$44,032	$(968)	$—	$—	$44,032	$(968)
Subordinated notes	11,185	(1,565)	10,300	(1,501)	21,485	(3,066)
State and municipal obligations	100,599	(7,408)	—	—	100,599	(7,408)
Total temporarily impaired securities	$155,816	$(9,941)	$10,300	$(1,501)	$166,116	$(11,442)